Share-based compensation (Details) € in Millions, shares in Millions, Share_Award in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020 EUR (€)	Mar. 31, 2020 shares	Jun. 30, 2019 EUR (€)	Jun. 30, 2020 EUR (€) Share_Award	Jun. 30, 2019 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | €	€ 15		€ 19	€ 32	€ 38
Disclosure of share-based payment arrangements [text block]	Share-based compensation
2020-2022 Long Term Incentive Plan
In December 2019, the Company’s Board of Directors approved the 2020-2022 Long-Term Incentive Plan (“2020-2022 LTIP”), under the framework equity incentive plan. During May 2020, FCA awarded a total of 7.0 million Performance Share Units (“PSU”) and 4.5 million Restricted Share Units (“RSU”) to eligible employees under the 2020-2022 LTIP.
The PSU awards, which represent the right to receive FCA common shares, have an Adjusted EBIT target as well as a total shareholder return (“TSR”) target, with each weighted at 50 percent and settled independently of the other. Half of the awards will vest based on achievement of the targets for Adjusted EBIT, covering a three year period from 2020 to 2022 and will have a payout ranging from 0 percent to 100 percent. The fair values of these PSU Adjusted EBIT awards were measured using the FCA stock price on the grant date, adjusted for expected dividends at a constant yield as PSU awards do not have the right to receive ordinary dividends prior to vesting. The remaining half of the PSU awards will vest based on market conditions over a three-year performance period from January 2020 through December 2022, with a payout scale ranging from 0 percent to 225 percent. Accordingly, the total number of shares that will eventually be issued may vary from the original award of 7.0 million units. The fair value of these PSU TSR awards were calculated using a Monte Carlo Simulation, adjusted for expected dividends at a constant yield as PSU awards do not have the right to receive ordinary dividends prior to vesting. If the performance goals for the respective periods are met, the PSU awards will vest in the second quarter of 2023.
The RSU awards, which represent the right to receive FCA common shares, will vest in the second quarter of 2023. The fair values of these RSU awards were measured using the FCA stock price on the grant date, adjusted for expected dividends at a constant yield as RSU awards do not have the right to receive ordinary dividends prior to vesting.
Other Restricted Share Unit Grants
    During the six months ended June 30, 2020, FCA awarded 0.4 million RSUs to certain key employees of the Company, which represent the right to receive FCA common shares. A portion of these awards is expected to vest in Q3 2020, with the remaining portion expected to vest in 2021 and 2022 in accordance with the award agreements. The fair values of the awards were measured using the FCA stock price on the grant date, adjusted for expected dividends at a constant yield as RSU awards do not have the right to receive ordinary dividends prior to vesting.
Share-based compensation expense
    Including previously granted awards, total expense of approximately €15 million and €32 million was recorded for the PSU and RSU awards for the three and six months ended June 30, 2020, respectively. Including previously granted awards, total expense for the PSU and RSU awards of approximately €19 million and €38 million was recorded for the three and six months ended June 30, 2019, respectively.
    The total number of PSU and RSU awards outstanding at June 30, 2020 was 14.5 million and 10.2 million respectively.

Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares		10.2
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | shares		14.5
Other Restricted Share Unit Grants [Domain] | Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares		0.4
Number of other equity instruments granted in share-based payment arrangement | shares		0.4
2020-2022 LTIP [Domain] | Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | Share_Award				4.5
Number of other equity instruments granted in share-based payment arrangement | Share_Award				4.5
2020-2022 LTIP [Domain] | Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | Share_Award				7.0
Number of other equity instruments granted in share-based payment arrangement | Share_Award				7.0
2020-2022 LTIP [Domain] | Performance Share Units, Adjusted EBIT [Domain]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent Of Units Subject To Certain Criteria For Share based Payment Arrangement				50.00%
Requisite Service Period For Share based Payment Arrangement				3 years
2020-2022 LTIP [Domain] | Performance Share Units, Adjusted EBIT [Domain] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout Scale Percent For Share-based Payment Arrangement				0.00%
2020-2022 LTIP [Domain] | Performance Share Units, Adjusted EBIT [Domain] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout Scale Percent For Share-based Payment Arrangement				100.00%
2020-2022 LTIP [Domain] | Performance Share Units, TSR [Domain]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Requisite Service Period For Share based Payment Arrangement				3 years
2020-2022 LTIP [Domain] | Performance Share Units, TSR [Domain] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout Scale Percent For Share-based Payment Arrangement				0.00%
2020-2022 LTIP [Domain] | Performance Share Units, TSR [Domain] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout Scale Percent For Share-based Payment Arrangement				225.00%